Fair Value Measurement - Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term investment
Available for sale investments	¥ 642,759		¥ 438,077
Investments held by consolidated investment fund	642,759	$ 92,326	395,929
Long-term investment
Available-for-sale investments in debt securities	15,081	2,167	139,994
Investments held by consolidated investment fund	260,311	37,391	109,439
Other long-term investments measured at fair value	255,967	$ 36,767	374,612
Recurring Basis
Short-term investment
Available for sale investments			42,148
Investments held by consolidated investment fund	642,759		395,929
Long-term investment
Available-for-sale investments in debt securities	15,081		139,994
Investments held by consolidated investment fund	260,311		109,439
Other long-term investments measured at fair value	255,967		374,612
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Long-term investment
Other long-term investments measured at fair value	7,968		157,855
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Available for sale investments			42,148
Investments held by consolidated investment fund	642,759		395,929
Long-term investment
Available-for-sale investments in debt securities	15,081		139,994
Investments held by consolidated investment fund	260,311		109,439
Other long-term investments measured at fair value			¥ 216,757
Recurring Basis | Significant Unobservable Inputs (Level 3)
Long-term investment
Other long-term investments measured at fair value	219,679
Recurring Basis | NAV
Long-term investment
Other long-term investments measured at fair value	¥ 28,320